Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE HEALTH SCIENCES FUND, INC.
Entity Central Index Key	0001002624
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005456
Shareholder Report [Line Items]
Fund Name	Health Sciences Fund
Class Name	Investor Class
Trading Symbol	PRHSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - Investor Class	$90	0.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The health care sector overcame a steady flow of challenges to performance in the first half of the year—including significant political and regulatory headwinds, as well as elevated health care utilization rates—ultimately posting double-digit returns during the 12-month period. Late in the year, names across the segment were buoyed by several factors, including a series of positive clinical datasets in large indications, robust product launches, heightened merger and acquisition activity, and optimism around monetary policy. In addition, the outlooks for a broad swath of pharmaceutical companies improved due to increased clarity on U.S. drug pricing reform.

  From an absolute perspective, the leading contributor to performance was the fund’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from continued strong demand and improving visibility into access and pricing dynamics for its portfolio of incretin medicines, as well as positive commentary from management regarding the upcoming launch of the company’s oral obesity treatment.

  Conversely, the leading detractor from absolute performance was UnitedHealth Group. Shares of the managed care company traded lower in response to multiple negative developments throughout the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Health Sciences Fund (Investor Class)	17.72%	4.21%	9.14%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 3000 Health Care Index (Strategy Benchmark)	14.56	6.31	9.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,069,258,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 75,074,000
InvestmentCompanyPortfolioTurnover	61.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,069,258 Number of Portfolio Holdings281
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Other Biotechnology	32.7%
Major Pharmaceuticals	21.1
Implants	10.5
Life Sciences	8.6
Other Products & Devices	7.2
Payors	5.5
Major Biotechnology	5.4
Providers	3.0
Distribution	2.3
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.4%
Intuitive Surgical	4.5
Thermo Fisher Scientific	4.3
Argenx	3.9
Stryker	3.5
UnitedHealth Group	3.3
AstraZeneca	2.8
AbbVie	2.8
Danaher	2.7
Regeneron Pharmaceuticals	2.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000169937
Shareholder Report [Line Items]
Fund Name	Health Sciences Fund
Class Name	I Class
Trading Symbol	THISX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Fund - I Class	$74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The health care sector overcame a steady flow of challenges to performance in the first half of the year—including significant political and regulatory headwinds, as well as elevated health care utilization rates—ultimately posting double-digit returns during the 12-month period. Late in the year, names across the segment were buoyed by several factors, including a series of positive clinical datasets in large indications, robust product launches, heightened merger and acquisition activity, and optimism around monetary policy. In addition, the outlooks for a broad swath of pharmaceutical companies improved due to increased clarity on U.S. drug pricing reform.

  From an absolute perspective, the leading contributor to performance was the fund’s significant position in Eli Lilly. Shares of the pharmaceutical giant benefited from continued strong demand and improving visibility into access and pricing dynamics for its portfolio of incretin medicines, as well as positive commentary from management regarding the upcoming launch of the company’s oral obesity treatment.

  Conversely, the leading detractor from absolute performance was UnitedHealth Group. Shares of the managed care company traded lower in response to multiple negative developments throughout the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  Our overarching investment philosophy remains focused on innovation, and we believe companies that are producing leading‑edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Health Sciences Fund (I Class)	17.89%	4.34%	11.11%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.69
Russell 3000 Health Care Index (Strategy Benchmark)	14.56	6.31	10.71

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 12,069,258,000
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 75,074,000
InvestmentCompanyPortfolioTurnover	61.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$12,069,258 Number of Portfolio Holdings281
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Other Biotechnology	32.7%
Major Pharmaceuticals	21.1
Implants	10.5
Life Sciences	8.6
Other Products & Devices	7.2
Payors	5.5
Major Biotechnology	5.4
Providers	3.0
Distribution	2.3
Other	3.7

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	12.4%
Intuitive Surgical	4.5
Thermo Fisher Scientific	4.3
Argenx	3.9
Stryker	3.5
UnitedHealth Group	3.3
AstraZeneca	2.8
AbbVie	2.8
Danaher	2.7
Regeneron Pharmaceuticals	2.6

Updated Prospectus Web Address	www.troweprice.com/paperless